SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Summary of Operating Results by Segment

	Corporate	Aviation Services	Technology	Total
Six months ended June 30, 2016:
Revenue	$-	$122,469	$1,463	$123,932
Depreciation and amortization	3	410	20	433
Net loss (profit)	5,313	(3,124)	1,122	3,311
Total assets	$523	$57,527	$727	$58,777

Six months ended June 30, 2015:
Revenue	$-	$84,495	$503	$84,998
Depreciation and amortization	-	315	29	344
Net loss (profit)	1,266	1,126	1,862	4,254
Total assets	$473	$36,277	$407	$37,157

Schedule of Revenues by Geographic Area
	Six months ended June 30,
	2016	2015
Netherlands	$42,522	$31,091
Germany	53,326	28,368
United States of America	22,585	19,969
Other	5,499	5,570
Total	$123,932	$84,998

Schedule of Property and Equipment by Geographic Area
	June 30,
	2016	2015
Netherlands	$751	$510
Germany	843	173
United States of America	337	298
Other	276	250
Total	$2,207	$1,231